Net Loss Per Share Data (FY) (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	400	400	400	400